Shareholders equity - Share capital (Details)	1 Months Ended		3 Months Ended	6 Months Ended
	Apr. 30, 2021 EUR (€) shares	Jan. 31, 2021 EUR (€) shares	Jun. 30, 2021 EUR (€) € / shares shares	Jun. 30, 2021 EUR (€) € / shares shares	Jun. 30, 2020 EUR (€)	Apr. 30, 2021 $ / shares	Dec. 31, 2020 shares	Mar. 31, 2020 USD ($)	Nov. 07, 2018 USD ($)
Shareholders' Equity
Authorized share capital			€ 13,600,000	€ 13,600,000
Par value per share | € / shares			€ 0.04	€ 0.04
Net proceeds from issuance of shares			€ 82,601,000	€ 85,254,000
Shares issued in the period				€ 85,254,000	€ 272,000
Ordinary
Shareholders' Equity
Maximum aggregate offering of ordinary shares | $									$ 300,000,000
Number of shares authorised | shares			170,000,000	170,000,000
Shares were issued and fully paid in cash | shares			70,868,571	70,868,571
Treasury shares | shares			3,799,440	3,799,440			3,926,743
Preferred
Shareholders' Equity
Number of shares authorised | shares			170,000,000	170,000,000
Market offering program | Ordinary
Shareholders' Equity
Number of shares issued | shares			0	0
Maximum aggregate offering of ordinary shares | $								$ 75,000,000
At The Market Offering
Shareholders' Equity
Issue of ordinary shares (in shares) | shares		585,398
Gross proceeds from issuance of shares		€ 2,767,000
Transaction cost		114,000
Net proceeds		€ 2,653,000
Underwritten public offering
Shareholders' Equity
Issue of ordinary shares (in shares) | shares	15,923,077
Share price | $ / shares						$ 6.50
Gross proceeds from issuance of shares	€ 88,115,000
Transaction cost	5,499,000
Net proceeds	€ 82,616,000